Exhibit 99.1

CIT Equipment Collateral 2006-VT1 Monthly Servicing Report

			Determination Date: Collection Period: Record Date: Payment Date:	05/01/06	06/16/06 05/31/06 06/19/06 06/20/06
I. AVAILABLE FUNDS

A. Collections

a.	Scheduled Payments Received				$36,553,172.83
b.	Liquidation Proceeds Allocated to Owner Trust				19,384.99
c.	Prepayments on Contracts				802,418.57
d.	Payments on Purchased Contracts				0.00
e.	Proceeds of Clean-up Call				0.00
f.	Investment Earnings on Collection Account				0.00

		Total Collections			$37,374,976.39

B. Determination of Available Funds

a.	Total Collections				$37,374,976.39
b.	Servicer Advances				2,171,632.80
c.	Recoveries of prior Servicer Advances				(5,535,172.97)
d.	Withdrawal from Reserve Account				0.00

		Total Available Funds =			$34,011,436.22

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

	1.	Servicing Fee			565,956.36

	2.	Class A-1 Note Interest Distribution	943,844.04
		Class A-1 Note Principal Distribution	27,325,167.07
		Aggregate Class A-1 distribution			28,269,011.11

	3.	Class A-2 Note Interest Distribution	765,225.00
		Class A-2 Note Principal Distribution	0.00
		Aggregate Class A-2 distribution			765,225.00

	4.	Class A-3 Note Interest Distribution	1,410,750.00
		Class A-3 Note Principal Distribution	0.00
		Aggregate Class A-3 distribution			1,410,750.00

	5.	Class A-4 Note Interest Distribution	403,297.00
		Class A-4 Note Principal Distribution	0.00
		Aggregate Class A-4 distribution			403,297.00

	6.	Class B Note Interest Distribution	88,798.55
		Class B Note Principal Distribution	664,666.22
		Aggregate Class B distribution			753,464.77

	7.	Class C Note Interest Distribution	89,647.49
		Class C Note Principal Distribution	664,666.22
		Aggregate Class C distribution			754,313.71

	8.	Class D Note Interest Distribution	124,057.63
		Class D Note Principal Distribution	886,221.65
		Aggregate Class D distribution			1,010,279.28

	9.	Deposit to the Reserve Account			0.00

	10.	Trustee Expenses			0.00

	11.	Remainder to the holder of the equity certificate			79,138.99

		Collection Account Distributions =			34,011,436.22

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =			0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution Amounts	Class A-1 Notes	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1.	Interest Due	943,844.04	765,225.00	1,410,750.00	403,297.00
2.	Interest Paid	943,844.04	765,225.00	1,410,750.00	403,297.00
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	27,325,167.07	0.00	0.00	0.00

5.	Total Distribution Amount ((2) plus (4))	28,269,011.11	765,225.00	1,410,750.00	403,297.00

	Distribution Amounts	Class B Notes	Class C Notes	Class D Notes	Total Offered Notes

1.	Interest Due	88,798.55	89,647.49	124,057.63	3,825,619.71
2.	Interest Paid	88,798.55	89,647.49	124,057.63	3,825,619.71
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	664,666.22	664,666.22	886,221.65	29,540,721.16

5.	Total Distribution Amount ((2) plus (4))	753,464.77	754,313.71	1,010,279.28	33,366,340.87

IV. Information Regarding the Securities

A Summary of Balance Information
	Class	Applicable Coupon Rate	Principal Balance Jun-06 Payment Date	Class Factor Jun-06 Payment Date	Principal Balance May-06 Payment Date	Class Factor May-06 Payment Date

a.	Class A-1 Notes	4.98953%	207,500,249.94	0.62879	234,825,417.01	0.71159
b.	Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
c.	Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
d.	Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
e.	Class B Notes	5.2300%	19,709,762.84	0.86865	20,374,429.06	0.89795
f.	Class C Notes	5.2800%	19,709,762.84	0.86865	20,374,429.06	0.89795
g.	Class D Notes	5.4800%	26,279,683.77	0.86866	27,165,905.42	0.89796

h.	Total Offered Notes		875,989,459.39		905,530,180.55

B Other Information

	Class	Scheduled Principal Balance Jun-06 Payment Date	Scheduled Principal Balance May-06 Payment Date

	Class A-1 Notes	215,244,638.74	242,424,378.03

	Class	Class Percentage	Target Principal Balance Jun-06 Payment Date	Class Floor Jun-06 Payment Date	Target Principal Amount May-06 Payment Date	Class Floor May-06 Payment Date

	Class A	92.50%	810,290,249.94		837,615,417.01
	Class B	2.25%	19,709,762.84	0.00	20,374,429.06	0.00
	Class C	2.25%	19,709,762.84	0.00	20,374,429.06	0.00
	Class D	3.00%	26,279,683.78	0.00	27,165,905.42	0.00

V. PRINCIPAL

	A. MONTHLY PRINCIPAL AMOUNT

	1.	Principal Balance of Notes and Equity Certificates
		(End of Prior Collection Period)			905,530,180.55
	2.	Contract Pool Principal Balance (End of Collection Period)			875,989,459.39

		Total monthly principal amount			29,540,721.16

	B. PRINCIPAL BREAKDOWN			No. of Accounts

	1.	Scheduled Principal		72,922	28,466,086.72
	2.	Prepaid Contracts		166	798,561.60
	3.	Defaulted Contracts		18	276,072.84
	4.	Contracts purchased by CIT Financial USA, Inc.		0	0.00

		Total Principal Breakdown		73,106	29,540,721.16

VI. CONTRACT POOL DATA

	A. CONTRACT POOL CHARACTERISTICS

				Original Pool	Jun-06 Payment Date	May-06 Payment Date

	1.	a. Contract Pool Balance		1,008,422,983.17	875,989,459.39	905,530,180.55
		b. No of Contracts		74,262	72,922	73,106
		c. Pool Factor

	2.	Weighted Average Remaining Term		37.10	33.82	34.66

	3.	Weighted Average Original Term		43.20

	B. DELINQUENCY INFORMATION

			% of Contracts	% of Aggregate Required Payoff Amount	No. Of Accounts	Aggregate Required Payoff Amounts

	1.	Current	97.10%	97.35%	70,806	858,086,644.22
		31-60 days	1.62%	2.03%	1,182	17,898,091.67
		61-90 days	0.76%	0.41%	555	3,603,754.37
		91-120 days	0.52%	0.21%	378	1,881,463.03
		121-150 days	0.00%	0.00%	0	0.00
		151-180 days	0.00%	0.00%	1	4,710.61
		180+days (1)	0.00%	0.00%	0	0.00

		Total Delinquency	100.00%	100.00%	72,922	881,474,663.90

	2.	Delinquent Scheduled Payments:

		Beginning of Collection Period			8,848,744.68
		End of Collection Period			5,485,204.51

		Change in Delinquent Scheduled Payments			(3,363,540.17)

	(1)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C below

	C. DEFAULTED CONTRACT INFORMATION

	1.	Aggregate Contract Balance on Defaulted Contracts			276,072.84
	2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			19,384.99

		Current period reported net losses			256,687.85

	3.	Cumulative Reported Net Losses			333,373.47

	4.	Cumulative Net Loss Ratio			0.0331%

	5.	Cummlative Net Loss Trigger			0.5000%

VII.	MISCELLANEOUS INFORMATION

	A. SERVICER ADVANCE BALANCE

	1.	Opening Servicer Advance Balance			8,848,744.68
	2.	Current Period Servicer Advance			2,171,632.80
	3.	Recoveries of prior Servicer Advances			(5,535,172.97)

	4.	Ending Servicer Advance Balance			5,485,204.51

	5.	Unreimbursed Servicer Advances			0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account			70,178,588.99

2.	Deposit from the Collection Account			0.00

3.	Withdrawals from the Reserve Account			0.00

4.	Investment Earnings.			370,337.36

5.	Investment Earnings Distributions to the Depositor			(370,337.36)

6.	Remaining available amount			70,178,588.99

7.	Specified Reserve Account Balance			67,889,183.10

8.	Reserve Account Surplus/(Shortfall)			2,289,405.89

9.	Distribution of Reserve Account Surplus to the Depositor			(2,289,405.89)

10.	Ending Reserve Account Balance			67,889,183.10

11.	Reserve Account deficiency			0.00

12.	Reserve Account Floor			30,252,689.50

C. OTHER RELATED INFORMATION

1.	Discount Rate		5.8890%

2.	Life to Date Prepayment (CPR)		5.80%

3.	Life to Date Substitutions:

	a. Prepayments	0.00

	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				0

5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				0

6.	Any material breaches of pool assets representations or warranties or transaction covenants:				0

7.	Information regarding pool asset substitutions and repurchase:				0.00

8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:				0

D1. Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2 Note Reallocated Principal Distribution;
16	Class A-3 Note Reallocated Principal Distribution;
17	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2. Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E. DELINQUENCY, NET LOSSES AND CPR HISTORY

Collection Periods	% of Aggregate Required Payoff Amounts 31-60 Days Past Due	% of Aggregate Required Payoff Amounts 61-90 Days Past Due	% of Aggregate Required Payoff Amounts 91-120 Days Past Due	% of Aggregate Required Payoff Amounts 121-150 Days Past Due	% of (2) Aggregate Required Payoff Amounts 151-180 Days Past Due

05/31/06	2.03%	0.41%	0.21%	0.00%	0.00%
04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection Month	Monthly Net Loss Percentage	Monthly Net Losses	LTD CPR

May-06	0.025%	256,687.85	5.80%
April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C above

CITEC 2006-VT1 Statistical Information by Business Units

Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses%	Cum. Net Losses%	LTD CPR

05/31/06	Avaya Portfolio	171,951,541.62	172,627,198.12	291,932.51	285,308.74	0.15%	0.15%	7.10%
05/31/06	DFS Portfolio	487,914,878.58	491,607,413.01	52,567.90	0.00	0.01%	0.00%	5.95%
05/31/06	Other	216,123,039.19	217,240,052.77	50,572.69	48,064.73	0.02%	0.02%	4.40%

	Totals	875,989,459.39	881,474,663.90	395,073.10	333,373.47	0.039%	0.0331%	5.80%

Coll. Period	Portfolio Name	Delq. Current%	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+%

05/31/06	Avaya Portfolio.	98.07%	1.57%	0.30%	0.06%	0.00%	0.00%	0.00%
05/31/06	DFS Portfolio	96.99%	2.31%	0.43%	0.27%	0.00%	0.00%	0.00%
05/31/06	Other	97.59%	1.76%	0.45%	0.20%	0.00%	0.00%	0.00%

	Totals	97.35%	2.03%	0.41%	0.21%	0.00%	0.00%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No.of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90	Delq 91-120

05/31/06	Avaya Portfolio.	169,288,860.79	6,670	2,704,848.20	146	523,865.25	44	109,623.88
05/31/06	DFS Portfolio	476,793,406.83	48,686	11,361,771.39	756	2,101,145.32	431	1,346,378.86
05/31/06	Other	212,004,376.60	15,450	3,831,472.08	280	978,743.80	80	425,460.29

	Totals	858,086,644.22	70,806	17,898,091.67	1,182	3,603,754.37	555	1,881,463.03

Coll. Period	Portfolio Name	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	No. of Delq 151-180	Delq 180+	No. of Delq 180+

05/31/06	Avaya Portfolio.	15	0.00	0	0.00	0	0.00	0
05/31/06	DFS Portfolio	333	0.00	0	4,710.61	1	0.00	0
05/31/06	Other	30	0.00	0	0.00	0	0.00	0

	Totals	378	0.00	0	4,710.61	1	0.00	0